Borrowings - Schedule of borrowings by denominated currency (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	€ 184,060	€ 179,167
Borrowings denominated in EUR
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	3,144	3,144
Borrowings denominated in USD
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	€ 180,915	€ 176,022